TAX STATUS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Tax Status [Line Items]
TAX STATUS

NOTE 4 — TAX STATUS

The PRTD has determined and informed the Plan, by a letter dated June 2, 2014, that the Plan is qualified as a tax-exempt plan under the appropriate sections of the PRIRC. The determination letter covered Plan amendments adopted through April 1, 2013. The Plan has been amended since receiving the determination letter; however, the Plan Administrator believes that the Plan is currently designed and operated in compliance with the applicable requirements of the PRIRC. Therefore, the Plan is tax-exempt as of the financial statement date and no provision for income taxes has been recorded in the financial statements.